Significant Accounting Policies - Leases (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accounting Policies [Abstract]
Rent expense for operating leases	$ 3.5	$ 2.7	$ 10.2	$ 8.2	$ 11.3	$ 8.7	$ 8.7